FAIR VALUE MEASUREMENTS - Schedule of key inputs into the Monte Carlo model for the Subscription Agreement (Details)	Dec. 31, 2024 $ / shares	Jun. 30, 2024	Feb. 09, 2024 $ / shares
Market price of public shares
FAIR VALUE MEASUREMENTS
Subscription agreement	9.6		10.26
Equity volatility
FAIR VALUE MEASUREMENTS
Subscription agreement	0.649	0.262	0.298
Risk-free rate
FAIR VALUE MEASUREMENTS
Subscription agreement	0.0414	0.0505	0.0467